Long-Term Investment (Tables)	12 Months Ended
Mar. 31, 2023
Notes Payable [Abstract]
Schedule of long-term investment
	March 31, 2023	March 31, 2022
Kahamadi Bio (1)	$-	$-
Zhuoli Life (2)	1,680,337	4,416,891
Songlu Pharmaceutical(3)	87,367	94,648
Jiuzhou Digital (4)	4,368	-
Long-term investment	$1,772,072	$4,515,539
(1)	It represents 49% investment in Kahamadi Bio. The investment is recorded using the equity method. Kahamadi Bio suffered loss of $0 and $0 in the year ended March 31, 2023 and 2022.
(2)	It represents 39% investment in Zhejiang Zhuoli Life Service Co., LTD (“Zhuoli Service”), formerly known as Zhejiang Zhetong Medical Co., Ltd. Zhuoli Service was established in March 2020 to target potential acquisitions or to cooperate with local pharmacies. By attracting more funds from local investors, the Company expects to continue growing its local network in the future. In the year ended March 31, 2021, Jiuzhou Pharmacy injected funds of approximately $1,443,752 into Zhuoli Service. The investment is recorded using the equity method. Zhuoli Service suffered loss of $2,402,376 in the year ended March 31, 2023.
(3)	It represents 0.37% investment in Inner Mongolia Songlu Pharmaceutical Co. (“Songlu Pharmaceutical”). As of March 31, 2023, the amount of the investment reclassified to Long-term investment from financial assets available for sale. The investment is recorded based on cost method.
(4)	It represents 25.92% investment in Zhejiang Jiuzhou Digital Medicine Technology Co., LTD. In the year ended March 31, 2023, Jiuzhou Pharmacy injected funds of approximately $4,379 into Jiuzhou Digital. The investment is recorded based on equity method.